Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Supplemental Cash Flow Information [Line Items]
Income taxes paid, net of refunds	$ 66,726	$ 94,938	$ 55,218
Interest paid	$ 36,537	33,214	29,677
Global Payments Asia Pacific Limited
Supplemental Cash Flow Information [Line Items]
Interest paid		$ 3,300	$ 8,400